Condensed Consolidated Statements of Changes in Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Operating activities
Net income	$ 7,884	$ 6,410	$ 13,031
Reconciliation of net income to cash flows from operating activities:
Depreciation and amortization	85,860	77,886	69,289
Amortization of deferred financing costs (includes $5,575, $3,094 and $5,484 write off of deferred financing fees)	8,073	8,511	4,121
Deferred income taxes	(6,232)	1,273	(21,215)
Share-based compensation	15,742	2,251	1,999
(Gain) loss on sale of property, plant and equipment	(6,750)	1,230	(11,120)
Foreign currency losses (gains) on intercompany loans	5,766	(5,625)	51
Changes in assets and liabilities
Accounts receivable	(3,139)	(44,047)	(3,973)
Inventories	(12,051)	(5,948)	2,484
Cost and earnings in excess of billings on uncompleted contracts	(3,544)	(17,296)	(15,258)
Prepaids and other current assets	(3,773)	(2,971)	1,326
Accounts payable	24,945	4,707	15,682
Accrued expenses and other liabilities	(22,851)	(2,243)	(31,446)
Billings in excess of costs incurred	(9,254)	1,301	(13,389)
Income taxes	2,777	6,656	4,329
Other non‑current assets and liabilities	(2,436)	(3,593)	16,008
Net cash provided by operating activities	81,017	28,502	31,919
Investing activities
Purchase of property, plant and equipment	(80,713)	(57,775)	(47,728)
Purchase of intangibles	(1,950)	(4,914)	(248)
Proceeds from sale of property, plant and equipment	21,641	5,422	5,191
Proceeds from sale of business	430	0	4,547
Acquisitions, net of cash received of $27, $209 and $11,486	(146,443)	(77,628)	(306,372)
Net cash used in investing activities	(207,035)	(134,895)	(344,610)
Financing activities
Issuance of debt, net of deferred issuance costs	155,270	415,602	178,704
Borrowings under credit facility	129,000	131,000	81,000
Repayment of debt	(242,470)	(423,418)	(74,461)
Repayment of capital lease obligation	(10,474)	(7,962)	(7,683)
Payment of earn-out related to previous acquisitions	(5,528)	0	0
Proceeds from capital contribution	0	0	6,895
Proceeds from issuance of common stock	137,605	5,521	10,282
Taxes paid related to net share settlements of share-based compensation awards	(8,807)	0	0
Stock repurchases	(230)	(1,474)	(723)
Distribution to non‑controlling interest	(3,725)	(4,750)	(2,625)
Net cash provided by financing activities	150,641	114,519	191,389
Effect of exchange rate changes on cash	(1,512)	766	2,637
Change in cash and cash equivalents	23,111	8,892	(118,665)
Cash and cash equivalents
Beginning of period	59,254	50,362	169,027
End of period	82,365	59,254	50,362
Supplemental disclosure of cash flow information
Cash paid for taxes	4,450	3,017	3,964
Cash paid for interest	43,596	43,426	36,750
Non‑cash investing and financing activities
Accrued earn-out related to acquisitions	1,570	7,479	650
Capital lease transactions	10,595	15,513	8,378
Landlord incentives	0	1,700	0
Cloud computing related intangible transaction	$ 0	$ 5,544	$ 0